Property and equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
General and administration expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,280	$ 994
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 3,215	$ 3,735